Directors' remuneration (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Options EquityInstruments $ / shares	Dec. 31, 2017 USD ($) Options EquityInstruments $ / shares	Dec. 31, 2016 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 07, 2016 $ / shares	Dec. 06, 2016 $ / shares
Related party
Equity-settled share-based payments	$ 2,390,000	$ 8,264,000	$ 2,762,000
Share consolidation ratio					10
Par value per share | $ / shares	$ 0.004	$ 0.004	$ 0.004		$ 0.004	$ 0.0004
Directors
Related party
Salaries, bonus and benefits	$ 3,353,000	$ 4,490,000	$ 2,367,000
Equity-settled share-based payments	2,390,000	8,158,000	2,214,000
Total	$ 5,743,000	$ 12,648,000	$ 4,581,000
Granted during the period, options | Options	712,500	5,726,477
Granted during the period after Share Consolidation effect, options | shares			1,068,955
Exercised during the period, options | Options	6,050,202	1,949,229
Exercised during the period after Share Consolidation effect, options | shares			1,800,000
Expired during the period, options | Options	4,758,542	0
Expired during the period after Share Consolidation effect, options | shares			732,820
Granted during the period, non-options | EquityInstruments	712,500	5,726,477
Granted during the period after Share Consolidation effect, non-options | shares			1,068,955
Vested during period, non-options | EquityInstruments	2,367,859	3,774,432
Vested during the period after Share Consolidation effect, non-options | shares			1,411,851
Forfeited during the period, non-options | EquityInstruments	188,125	0	0
Other emoluments payable during the year	$ 0	$ 0	$ 0
Other emoluments waived during the year		0	0	$ 0
Independent non-executive directors
Related party
Salaries, bonus and benefits	369,000	332,000	325,000
Equity-settled share-based payments	910,000	643,000	281,000
Total	1,279,000	975,000	606,000
Other emoluments payable during the year	0	0	0
William Tudor Brown
Related party
Salaries, bonus and benefits	90,000	89,000	85,000
Equity-settled share-based payments	188,000	8,000	24,000
Total	278,000	97,000	109,000
Chiang Shang-yi
Related party
Salaries, bonus and benefits	65,000	47,000
Equity-settled share-based payments	100,000	250,000
Total	165,000	297,000
Cong Jingsheng Jason
Related party
Salaries, bonus and benefits	58,000	35,000
Equity-settled share-based payments	119,000	217,000
Total	177,000	252,000
Lau Lawrence Juen-Yee
Related party
Salaries, bonus and benefits	32,000
Equity-settled share-based payments	110,000
Total	142,000
Fan Ren Da Anthony
Related party
Salaries, bonus and benefits	34,000
Equity-settled share-based payments	110,000
Total	144,000
Lip-Bu Tan
Related party
Salaries, bonus and benefits	51,000	91,000	100,000
Equity-settled share-based payments	269,000	128,000	156,000
Total	320,000	219,000	256,000
Carmen I-Hua Chang
Related party
Salaries, bonus and benefits	39,000	70,000	68,000
Equity-settled share-based payments	14,000	40,000	78,000
Total	53,000	110,000	146,000
Sean Maloney
Related party
Salaries, bonus and benefits			72,000
Equity-settled share-based payments			23,000
Total			95,000
Executive directors
Related party
Salaries, bonus and benefits	2,494,000	2,190,000	1,860,000
Equity-settled share-based payments	954,000	1,849,000	1,775,000
Total	3,448,000	4,039,000	3,635,000
Zhou Zixue
Related party
Salaries, bonus and benefits	695,000	765,000	527,000
Equity-settled share-based payments	129,000	311,000	655,000
Total	824,000	1,076,000	1,182,000
Zhao Haijun
Related party
Salaries, bonus and benefits	714,000	726,000
Equity-settled share-based payments	824,000	1,514,000
Total	1,538,000	2,240,000
Liang Mong Song
Related party
Salaries, bonus and benefits	478,000	65,000
Total	478,000	65,000
Gao Yonggang
Related party
Salaries, bonus and benefits	607,000	634,000	413,000
Equity-settled share-based payments	1,000	24,000	82,000
Total	608,000	658,000	495,000
Tzu-Yin Chiu
Related party
Salaries, bonus and benefits			920,000
Equity-settled share-based payments			1,038,000
Total			1,958,000
Non-executive director
Related party
Salaries, bonus and benefits	490,000	1,968,000	182,000
Equity-settled share-based payments	526,000	5,666,000	158,000
Total	1,016,000	7,634,000	340,000
Chen Shanzhi
Related party
Salaries, bonus and benefits	70,000	75,000	80,000
Equity-settled share-based payments	269,000	128,000	136,000
Total	339,000	203,000	216,000
Ren Kai
Related party
Salaries, bonus and benefits	65,000	70,000	63,000
Equity-settled share-based payments	0		22,000
Total	65,000	70,000	85,000
Lu Jun
Related party
Salaries, bonus and benefits			39,000
Total			$ 39,000
Tong Guohua
Related party
Salaries, bonus and benefits	63,000	40,000
Equity-settled share-based payments	119,000	217,000
Total	182,000	257,000
Tzu-Yin Chiu
Related party
Salaries, bonus and benefits	292,000	1,783,000
Equity-settled share-based payments	138,000	5,321,000
Total	$ 430,000	$ 7,104,000